Other Payable And Accrued Liabilities - Additional Information (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Line of Credit Facility [Line Items]
Debt Instrument, Term	1 year
Short-Term Investments	¥ 93,063	¥ 93,063	$ 12,991	¥ 0
Notes Payable to Banks [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term		1 year
Short-Term Investments	¥ 93,063	¥ 93,063
Notes Payable to Banks [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.12%	1.12%	1.12%
Notes Payable to Banks [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.26%	1.26%	1.26%